Inventories - Schedule of Movement in Impairment Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Opening loss allowance	¥ 14,409	¥ 0
Provision for/(reversal of) impairment, net	(10,687)	14,409
Disposal of subsidiaries	(2,541)	0
Closing loss allowance	1,181	14,409
Included in inventories per balance sheet	0	14,409
Included in assets classified as held for sale	¥ 1,181	¥ 0